Summary of Significant Accounting Policies: Risks and Uncertainties, Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Risks and Uncertainties, Policy	Risks and Uncertainties:

The Company’s operations are subject to a number of risks, including but not limited to changes in the general economy, demand for the Company’s products, and the success of its customers.